Employee Benefits - Summary of Share Plans (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2016 USD ($) $ / shares
Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions) | €	€ 46.4		€ 49.9		€ 25.5
Weighted average fair value of shares granted | € / shares	€ 161.63		€ 125.16		€ 87.21
USD denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions) | $		$ 61.6		$ 53.3		$ 31.3
Weighted average fair value of shares granted | $ / shares		$ 187.98		$ 130.77		$ 96.00